Schedule of maturity analysis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accounts receivable	$ 1,277,928	$ 2,388,972
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	1,210,294	2,272,329
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	49,695	8,485
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable	17,939	14,539
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Accounts receivable		33,571
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts receivable		$ 60,048